Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ended December 31,
	2020	2021	2022
	(in thousands of RMB, except share data and per share data)
(Losses)/income per share from continuing operations—basic
Numerator:
Net (loss)/income from continuing operations available to shareholders of the Company - basic and diluted	(11,792)	(12,102)	6,670
Denominator
Weighted average number of ordinary shares - basic	61,846	454,495	13,655,571
Effect of dilutive securities	11,312	(53,160)	-
Dilutive effect of non-vested shares	73,158	401,335	13,655,571
Denominator for diluted net loss per share
Earnings/(losses) per share from continuing operations — basic	(190.67)	(26.63)	0.49
Earnings/(losses) per share from continuing operations — diluted	(161.19)	(30.15)	0.49
Losses per share from discontinued operations—basic Numerator:
Net (loss)/income from discontinued operations available to shareholders of the Company - basic and diluted	(399,193)	(372,197)	46,343
Denominator
Weighted average number of ordinary shares - basic	61,846	454,495	13,655,571
Effect of dilutive securities	11,312	(53,160)	-
Dilutive effect of non-vested shares	73,158	401,335	13,655,571
Denominator for diluted net loss per share
Earnings/(losses) per share from discontinued operations — basic	(6,454.62)	(818.92)	3.39
Earnings/(losses) per share from discontinued operations — diluted	(5,456.60)	(927.40)	3.39